Loan from Related Party (Details Narrative) - USD ($)			1 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jul. 15, 2011	Feb. 28, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2015
Loan form related party				$ 446,799		$ 527,328	$ 446,799
Financials, extinguishment of debt			$ 500,000
Principal amount				188,726		184,166	188,726	$ 92,000
Embedded conversion feature of the convertible debt						61,273	340,271	3,099
Amortization of debt discount						273,458	721,360	18,130
Cumulative interest				96,579			96,579	$ 0
March 2014 Note [Member]
Debt interest rate percentage	12.50%
Debt maturity date	Mar. 31, 2015
Principal amount	$ 157,500
Percentage of common stock conversion price	50.00%
Embedded conversion feature of the convertible debt	$ 305,039
Debt discount	$ 157,500			78,534			78,534
Amortization of debt discount							78,966
June 2014 Note [Member]
Debt interest rate percentage					12.50%
Debt maturity date					Jun. 30, 2015
Principal amount					$ 110,741
Percentage of common stock conversion price					50.00%
Embedded conversion feature of the convertible debt					$ 213,207
Debt discount				$ 82,828	$ 110,741		82,828
Amortization of debt discount							$ 27,913
September 2014 Note [Member]
Debt interest rate percentage				12.50%			12.50%
Debt maturity date				Sep. 30, 2015
Principal amount				$ 98,575			$ 98,575
Percentage of common stock conversion price				50.00%
Embedded conversion feature of the convertible debt				$ 181,771
Debt discount				98,575			98,575
Amortization of debt discount							0
AUD [Member] | Warren Sheppard [Member]
Loan form related party				$ 230,000			$ 230,000
Debt interest rate percentage				20.00%			20.00%
Hancore Pty Ltd [Member]
Loan agreement date		Jul. 15, 2011
Promissory note				$ 500,000			$ 500,000
Exchange for cancelation of promissory note			500,000
Procceds from Loans			230,000
Hancore Pty Ltd [Member] | AUD [Member]
Loan form related party		$ 150,000
Procceds from Loans			500,000
Instacash [Member]
Promissory note			$ 500,000
Warren Sheppard [Member]
Loans payable						$ 160,512			$ 339,920